CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Sep. 30, 2021		139,696,022
Balance, amount at Sep. 30, 2021	$ 17,146,262	$ 139,696	$ 85,345,213	$ (68,338,647)
Common stock issued for exercise of warrants, shares		1,046,425
Common stock issued for exercise of warrants, amount	146,499	$ 1,046	145,453	0
Common stock issued for cash, net, shares		18,933,705
Common stock issued for cash, net, amount	4,439,587	$ 18,934	4,420,653	0
Stock-based compensation	44,321	0	44,321	0
Net loss	(5,961,907)	$ 0	0	(5,961,907)
Balance, shares at Sep. 30, 2022		159,676,152
Balance, amount at Sep. 30, 2022	15,814,762	$ 159,676	89,955,640	(74,300,554)
Stock-based compensation	84,962	0	84,962	0
Net loss	(2,180,344)	$ 0	0	(2,180,344)
Common stock issued for cash and warrants, net, shares		14,570,000
Common stock issued for cash and warrants, net, amount	718,400	$ 14,570	703,830	0
Balance, shares at Sep. 30, 2023		174,246,152
Balance, amount at Sep. 30, 2023	$ 14,437,780	$ 174,246	$ 90,744,432	$ (76,480,898)